Loan and Security Agreement	12 Months Ended
Dec. 31, 2013
Loan and Security Agreement
Loan and Security Agreement

8. Loan and Security Agreement

On May 23, 2011, the Company entered into a loan and security agreement (the "Loan and Security Agreement") with Oxford Finance LLC and General Electric Capital Corporation (collectively, the "Lender") pursuant to which the Lender agreed to lend the Company up to $25.0 million. Upon entering into the Loan and Security Agreement, the Company borrowed $6.3 million from the Lender on May 23, 2011("Term Loan A"), $6.3 million on November 21, 2011 ("Term Loan B") and an additional $12.5 million on May 29, 2012 ("Term Loan C"). The Company's obligations under the Loan and Security Agreement are secured by a first priority security interest in substantially all of the assets of the Company.

Interest on the outstanding Term Loan A was payable on a monthly basis through and including December 1, 2011. Principal and interest payments on Term Loan A are payable in 36 equal monthly installments beginning December 1, 2011 through November 1, 2014, with a final balloon payment of $0.6 million due upon maturity on November 22, 2014. Interest is payable on Term Loan A at an annual interest rate of 10.16%. Interest on the outstanding Term Loan B was payable on a monthly basis through and including June 1, 2012. Principal and interest payments on Term Loan B are payable in 30 equal monthly installments beginning June 1, 2012, through November 1, 2014, with a final balloon payment of $0.6 million due upon maturity on November 22, 2014. Interest is payable on Term Loan B at an annual interest rate of 10%. Interest on Term Loan C was payable on a monthly basis through, and including, November 1, 2012. Principal and interest payments on Term Loan C are payable in 24 monthly installments beginning December 1, 2012, through November 1, 2014 with a final balloon payment of $1.3 million upon maturity on November 22, 2014. Interest is payable on Term Loan C at an annual interest rate of 10%.

Upon the last payment date of the amounts borrowed under the Loan and Security Agreement, whether on the maturity date of one of the Term Loans, on the date of any prepayment or on the date of acceleration in the event of a default, the Company will be required to pay the Lender a final payment fee equal to 3.5% of any of the Term Loans borrowed. In addition, if the Company repays all or a portion of the Term Loans prior to maturity, it will pay the Lender a prepayment fee of three percent of the total amount prepaid if the prepayment occurs prior to the first anniversary of the funding of the relevant Term Loan, two percent of the total amount prepaid if the prepayment occurs between the first and second anniversary of the funding of the relevant Term Loan, and one percent of the total amount prepaid if the prepayment occurs on or after the second anniversary of the funding of the relevant Term Loan.

Upon the occurrence of an event of default, including payment defaults, breaches of covenants, a material adverse change in the collateral, the Company's business, operations or condition (financial or otherwise) and certain levies, attachments and other restraints on the Company's business, the interest rate will be increased by five percentage points and all outstanding obligations will become immediately due and payable. The Loan and Security Agreement also contains a subjective acceleration clause, which provides the Lender the ability to demand repayment of the loan early upon a Material Adverse Change, as defined.

In connection with each Term Loan, the Company issued Warrants to the Lender to purchase 12,280 shares of the Company's Series A-1 (the "Warrants"). The Warrants are exercisable, in whole or in part, immediately, were issued with a per share exercise price of $81.42 and may be exercised on a cashless basis. The Warrants each have a term of 10 years. The terms of the Warrants provide that the exercise price may be adjusted in the event the Company issues shares of the Series A-1 at a price lower than $81.42 per share. As a result of an anti-dilution adjustment effected in connection with the issuance of the new Series B convertible preferred stock in May 2013 (as described in note 9), the exercise price of the Warrants has been effectively reduced, on an as-converted basis, to $17.390 as of December 31, 2013. The Warrants are classified as liabilities in the Company's balance sheet and are re-measured at their estimated fair value at each reporting period. The changes in fair value are recorded as other (expense) income in the statement of operations.

The initial fair value of the Warrants issued in connection with Term Loan A was $182.6 thousand and was recorded as a discount to Term Loan A. The fair value of the Warrants at December 31, 2013 was $78.1 thousand. The Company also paid the Lender a facility fee of $250.0 thousand and reimbursed the Lender certain costs associated with the Loan and Security Agreement of approximately $117.0 thousand, both of which were also recorded as a discount to Term Loan A. As of December 31, 2013, the discount is being amortized to interest expense over the 42 month period that Term Loan A is expected to be outstanding using the effective interest method.

The initial fair value of the Warrants issued in connection with Term Loan B (the "Term Loan B Warrants") was $177.6 thousand and was recorded as a discount to Term Loan B. The fair value of the Term Loan B Warrants at December 31, 2013 was $80.1 thousand. The Company also reimbursed the Lender for certain costs associated with Term Loan B of approximately $18.0 thousand, which was also recorded as a discount to Term Loan B. As of December 31, 2013, the discount is being amortized to interest expense over the 36 month period that Term Loan B is expected to be outstanding using the effective interest method.

The initial fair value of the Warrants issued in connection with Term Loan C (the "Term Loan C Warrants") was $379.7 thousand and was recorded as a discount to Term Loan C. The fair value of the Term Loan C Warrants at December 31, 2013 was $167.9 thousand. The Company also reimbursed the Lender for certain costs associated with the Loan and Security Agreement of approximately $31.0 thousand, which was also recorded as a discount to Term Loan C. As of December 31, 2013, the discount is being amortized to interest expense over the 30 month period that Term Loan C is expected to be outstanding using the effective interest method.

Future principal payments under the Loan and Security Agreement at December 31, 2013, are as follows (in thousands):

Principal Payments
Current portion of net payable	13,156
Discount on current portion of note payable	(151)

Current portion of net payable, net of discount	$13,005